Stock Based Compensation - Summary of option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average Remaining Contractual Term (in years)
Cash received from options exercised	$ 106	$ 23
Future compensation costs related to the unvested portion of stock options	$ 23,307
2014 Plan
Number of Shares
Outstanding at beginning of period	23,475,984	23,020,981
Granted	12,285,359	1,719,754
Exercised	(1,160,930)	(1,097,370)
Forfeited or expired	(192,464)	(167,381)
Outstanding at end of period	34,407,949	23,475,984	23,020,981
Exercisable	19,603,474	18,023,695
Weighted-average Exercise Price
Outstanding at beginning of period	$ 0.06	$ 0.06
Granted	5.10	0.16
Exercised	0.09	0.02
Forfeited or expired	0.84	0.15
Outstanding at end of period	1.86	0.06	$ 0.06
Exercisable	$ 0.05	$ 0.04
Weighted-average Remaining Contractual Term (in years)
Weighted average remaining contractual term	6 years 11 months 23 days	6 years 6 months 10 days	7 years 21 days
Exercisable	5 years 2 months 15 days	5 years 11 months 15 days
Cash received from options exercised	$ 106	$ 23